UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
8/31/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
G.O. Bonds -- General Obligation Bonds
IF -- Inverse Floater
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
SGI -- Syncora Guarantee, Inc.
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (97.8%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.0%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement), 5 1/4s, 6/1/32	BBB+/F	$1,015,000	$928,857
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section
30), Ser. A, 5 3/4s, 12/1/34	BBB-	1,000,000	1,064,030
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	350,000	358,691
			2,351,578

Pennsylvania (86.5%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	984,945
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	500,000	515,435
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	1,036,660
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	2,000,000	2,155,040
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB-	1,095,000	833,897
(Children's Hosp.), NATL, 5 3/8s, 7/1/17 (Escrowed to
maturity)	A	2,450,000	2,784,719
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt. - USX Corp.), 6 7/8s, 5/1/30	Ba2	600,000	655,080
Allegheny Cnty., Redev. Auth. Tax Increment Rev. Bonds
(Waterfront), Ser. B, 6.4s, 12/15/18 (Prerefunded
12/15/10)	A/F	1,200,000	1,232,340
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds
NATL, 5 1/2s, 12/1/30 (Prerefunded 12/1/10)	A	1,695,000	1,730,663
NATL, 5 1/2s, 12/1/30	A1	305,000	309,261
FGIC, NATL, 5s, 12/1/37	A	1,000,000	1,029,910
Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy Generation), 0.26s, 4/1/41	VMIG1	1,000,000	1,000,000
Berks Cnty., Muni. Auth. Rev. Bonds
(Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	2,000,000	2,181,600
(Albright College), 5 3/8s, 10/1/28	Ba1	735,000	624,882
Bethel Park, School Dist. G.O. Bonds, 5.1s, 8/1/33	Aa2	1,000,000	1,068,590
Bucks Cnty., Cmnty. College Auth. Rev. Bonds (College
Bldg.), 5s, 6/15/28	Aaa	1,000,000	1,105,680
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Pennswood Village), 6s, 10/1/34 (Prerefunded 10/1/12)	AAA/P	1,000,000	1,116,320
AMBAC, 5 1/2s, 9/15/17	AA-/P	1,000,000	1,035,820
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	244,512
Bucks Cnty., Indl. Dev. Auth. Solid Waste Mandatory
Put Bonds (Waste Management, Inc.), 2 7/8s, 2/1/13	BBB	1,000,000	994,340
Burrell, PA School Dist. G.O. Bonds, Ser. A, AGM, 5s,
7/15/25	Aa3	1,000,000	1,085,510
Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26	A+	1,500,000	1,669,875
Catasauqua, Area School Dist. G.O. Bonds, AGM, 5s,
2/15/26	AAA	1,000,000	1,078,450
Centennial, School Dist., Bucks Cnty. G.O. Bonds,
Ser. A, 5s, 12/15/37	Aa2	2,000,000	2,195,460
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 5/8s, 7/1/34 (Prerefunded
7/1/12)	AAA/P	500,000	571,445
Chester Cnty., Indl. Dev. Auth. VRDN (Archdiocese
Philadelphia), 0.26s, 7/1/31	VMIG1	2,700,000	2,700,000
Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny
College), Ser. A, 6s, 11/1/31	A3	1,000,000	1,082,670
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	335,000	340,085
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+	730,000	761,609
(Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,860,000	1,693,158
(Diakon Lutheran Ministries), 5s, 1/1/27	BBB+/F	750,000	731,963
Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds
(Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	1,500,000	1,621,620
Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds
(Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	Baa1	1,000,000	1,207,190
Delaware Cnty., College Auth. Rev. Bonds (Haverford
College), 5 3/4s, 11/15/25	Aa2	1,000,000	1,016,910
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	810,000	812,819
Delaware River Joint Toll Bridge Comm. Rev. Bonds
5 1/4s, 7/1/20 (Prerefunded 7/1/13)	A2	1,130,000	1,280,516
Ser. A, NATL, 5s, 7/1/27	A2	1,000,000	1,070,900

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D,
5s, 1/1/40	A3	800,000	836,352
Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B,
AMBAC, 5.7s, 7/1/27	A2	3,030,000	3,526,193
Downingtown, Area School Dist. G.O. Bonds, Ser. AA,
5s, 11/1/28	Aa1	1,875,000	2,108,831
East Stroudsburg, Area School Dist. G.O. Bonds, AGM,
5s, 9/1/27	Aa3	1,500,000	1,654,470
Economy, Muni. Auth. Swr. Rev. Bonds, AGM, 5s, 12/15/28	AAA	2,665,000	2,816,079
Erie Cnty., Indl. Dev. Poll. Control Rev. Bonds (Intl.
Paper), Ser. A, 5.3s, 4/1/12	BBB	500,000	529,105
Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5 3/8s, 5/1/30	Baa2	1,000,000	1,025,300
(Mercyhurst College), 5.35s, 3/15/28	BBB	1,000,000	1,060,910
Exeter Twp., School Dist. G.O. Bonds, FGIC, NATL, 5s,
5/15/23	Aa2	1,000,000	1,057,730
Franklin Cnty., Indl. Dev. Auth. Rev. Bonds
(Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	2,000,000	2,055,960
Geisinger, PA Auth. Hlth. Syst. VRDN (Geisinger Hlth.
Syst.), 0.13s, 11/15/32	VMIG1	2,300,000	2,300,000
Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	A1	1,000,000	1,023,660
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded 9/15/13)	AAA/P	1,500,000	1,708,425
(Lancaster Gen. Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,065,260
Lancaster, Higher Ed. Auth. College Rev. Bonds
(Franklin & Marshall College), 5s, 4/15/29	A1	1,000,000	1,067,090
Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev.
Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	A-	1,285,000	1,285,488
Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent
College), 5.7s, 5/1/31	Baa1	1,500,000	1,517,925
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,815,753
AGM, 5 1/4s, 7/1/16	Aa3	1,950,000	2,019,908
Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh
Valley Hlth. Network), Ser. A, AGM, 5s, 7/1/25	AAA	1,360,000	1,434,650
Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), 5 1/2s, 12/1/39	A2	1,250,000	1,318,425
Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds
(Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	2,000,000	2,061,220
McKeesport, Muni. Auth. Swr. Rev. Bonds, 5 3/4s,
12/15/39	BBB+	1,750,000	1,841,070
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 5 1/8s, 1/1/37	A-	2,000,000	2,000,380
Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds
(Arcadia U.), 5 5/8s, 4/1/40	BBB+	1,000,000	1,032,460
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, NATL, 5 1/4s,
11/1/14	A2	2,145,000	2,367,737
Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty.
(Acts Retirement-Life Cmnty.), Ser. A-1, 6 1/4s,
11/15/29	BBB+	1,125,000	1,182,679
Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	2,250,000	2,327,130
Nazareth, Area School Dist. G.O. Bonds, Ser. A, AGM,
5s, 2/15/28 (Prerefunded 8/15/14)	Aa3	1,525,000	1,779,385
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	450,000	451,706
New Wilmington, Muni. Auth. Rev. Bonds (Westminster
College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	A/P	1,000,000	952,920
Northampton Cnty., Gen. Purpose Auth. Rev. Bonds
(Lehigh U.), 5 1/2s, 11/15/33	Aa2	1,500,000	1,700,385
Northampton Cnty., Hosp. Auth. Rev. Bonds
(Saint Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s,
8/15/40	A3	1,000,000	1,018,650
(St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/35	A3	2,000,000	2,045,140
Northeastern York, School Dist. G.O. Bonds, SGI, 5s,
3/1/21	A+	1,035,000	1,149,595
PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s,
1/1/32	BBB+/F	500,000	544,155
PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGO, 5s,
6/1/31	AAA	1,500,000	1,606,245
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A1	1,000,000	1,017,690
PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,269,700
PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,000,000	1,097,930
PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), 6.2s, 4/1/39	A2	1,100,000	1,209,626
PA Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC,
zero %, 12/1/27	A/P	1,000,000	441,330
PA Hsg. Fin. Agcy. Rev. Bonds
Ser. 103C, 5.2s, 10/1/28	AA+	825,000	865,252
(Single Fam. Mtge.), Ser. 108B, 4 3/4s, 10/1/28	AA+	2,000,000	2,043,000
PA State G.O. Bonds, Ser. 2, 5s, 4/15/21	Aa1	2,000,000	2,385,380
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	850,000	855,389
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	600,000	617,898
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	1,023,500
(Drexel U.), 5 1/2s, 5/1/12	A+	1,000,000	1,068,090
(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	1,015,560
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	1,020,170
(Assn. Indpt. Colleges & U. - Gwynedd Mercy), Ser.
GG5, Radian Insd., 5 1/8s, 5/1/32	BBB-	1,020,000	978,078
(Thomas Jefferson U.), 5s, 3/1/40	AA-	1,000,000	1,053,300
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	193,884
(U. of PA), Ser. B, 5s, 9/1/25	AA+	1,150,000	1,333,080

(Assn. Indpt. Colleges U. Fin.), FGIC, NATL, 5s,
11/1/24	A	1,250,000	1,313,413
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	338,517
PA State Indl. Dev. Auth. Rev. Bonds, 5 1/2s, 7/1/23	A1	2,000,000	2,246,960
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), AGM, 5 1/4s, 6/1/25
(Prerefunded 6/1/13)	AAA	3,000,000	3,387,900
(Richland School Dist.), FGIC, 5s, 11/15/29
(Prerefunded 11/15/14)	A	5,000,000	5,840,750
(Career Inst. of Tech.), FGIC, NATL, 5s, 11/15/28	Aa3	1,000,000	1,052,470
(Delaware Cnty. Cmnty. College), AGM, 5s, 10/1/27	Aa3	1,250,000	1,372,075
(Northampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	A/P	3,280,000	3,412,250
(School Dist. Philadelphia), Ser. B, AGM, 4 3/4s,
6/1/30	AAA	2,000,000	2,053,120
PA State Tpk. Comm. Rev. Bonds
(Motor License), Ser. FD-A1, 5s, 12/1/38	Aa3	2,000,000	2,129,300
Ser. A, AMBAC, 5s, 12/1/34	Aa3	2,055,000	2,129,494
Ser. B, 5s, 12/1/22	Aa3	2,075,000	2,396,916
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5s, 12/1/28	AA	1,290,000	1,406,242
Ser. C, zero %, 12/1/38	AA	4,000,000	895,440
PA State U. Rev. Bonds
5s, 3/1/35	Aa1	1,000,000	1,097,400
5s, 9/1/29	Aa1	1,400,000	1,509,438
Pennsbury, School Dist. G.O. Bonds, AGM, 5s, 8/1/25	Aa2	2,000,000	2,132,820
Philadelphia, G.O. Bonds
Ser. B, AGO, 7 1/8s, 7/15/38	AAA	500,000	587,520
Ser. A, AGM, 5 1/4s, 12/15/26	AAA	1,250,000	1,379,563
CIFG, 5s, 8/1/23	A1	1,980,000	2,053,696
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Master Charter School), 6s, 8/1/35	BBB+	500,000	517,330
Ser. B, AGM, 5 1/4s, 10/1/11 (Escrowed to maturity)	AAA	1,690,000	1,777,863
Philadelphia, Gas Wks. Rev. Bonds
Ser. 9, 5 1/4s, 8/1/40	BBB+	1,250,000	1,273,150
Ser. A-1, AGM, 5s, 9/1/26	AAA	2,000,000	2,076,140
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	2,409,932	723
(Graduate Hlth. Syst. Oblig. Group), 6 5/8s, 7/1/21
(In default) (NON)	D/P	712,148	214
(Cmnty. College of Philadelphia), AMBAC, 5 1/2s,
5/1/18 (Prerefunded 11/1/11)	AAA/P	1,585,000	1,678,341
Philadelphia, Hosp. & Higher Ed. Fac. Auth. VRDN
(Children's Hosp. of Philadelphia)
Ser. C, 1/4s, 7/1/32	VMIG1	500,000	500,000
Ser. A, 1/4s, 7/1/31	VMIG1	1,000,000	1,000,000
Philadelphia, School Dist. G.O. Bonds
Ser. B, FGIC, 5 5/8s, 8/1/21 (Prerefunded 8/1/12)	Aa2	3,000,000	3,293,880
Ser. A, AMBAC, 5s, 8/1/22	Aa2	1,000,000	1,068,510
Pocono Mountain, School Dist. G.O. Bonds, Ser. C, AGM,
5s, 9/1/34	Aa3	2,000,000	2,094,740
Reading, G.O. Bonds, AGM, 5s, 11/1/29	Aa3	2,000,000	2,091,100
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31 (Prerefunded 12/1/11)	A+	1,935,000	2,087,904
5 7/8s, 12/1/31	A+	1,885,000	1,931,861
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded 9/1/11)	AAA/P	1,500,000	1,600,275
Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna
U.), 5s, 1/1/38	A2	1,000,000	1,039,980
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	575,000	583,619
U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed.
Rev. Bonds (Cap.), Ser. B, 5s, 9/15/28	Aa1	1,600,000	1,789,472
Upper Moreland Twp., School Dist. G.O. Bonds, AGO, 5s,
9/1/28	Aa2	1,635,000	1,789,181
Washington Cnty., Hosp. Auth. Rev. Bonds
(Monongah Ela Vy Hosp.), 6 1/4s, 6/1/22	A3	1,250,000	1,300,125
(WA Hosp.), AMBAC, 5 1/2s, 7/1/17	Baa2	1,200,000	1,288,752
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	269,000	271,572
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded
12/15/11)	BBB+	1,500,000	1,608,210
West Mifflin, Area School Dist. G.O. Bonds, AGM,
5 1/8s, 4/1/31	AAA	1,500,000	1,639,275
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	1,750,000	1,761,970
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	625,000	653,525
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	776,888
			198,566,986

Puerto Rico (9.7%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	BBB	1,760,000	1,554,995
5 3/8s, 5/15/33	BBB	1,450,000	1,451,392
Cmnwlth. of PR, G.O. Bonds, Ser. A
FGIC, 5 1/2s, 7/1/21	A3	1,000,000	1,114,880
5 1/4s, 7/1/34	A3	1,250,000	1,284,525
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/44	Baa1	2,250,000	2,422,755
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5s, 7/1/28	A3	500,000	523,365
Ser. TT, 5s, 7/1/27	A3	650,000	680,160
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/15	A3	750,000	820,733

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	A3	2,000,000	2,223,760
Ser. AA, NATL, 5 1/2s, 7/1/18	A2	1,500,000	1,688,475
Ser. AA-2, 5.3s, 7/1/35	A2	350,000	362,450
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,500,000	1,513,785
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	A3	1,000,000	1,047,000
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s,
7/1/29	A3	685,000	702,111
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	3,250,000	3,601,975
Ser. C, 5 1/4s, 8/1/41	A1	1,000,000	1,050,420
Ser. A, NATL, zero %, 8/1/43	Aa3	1,000,000	146,130
			22,188,911

Virgin Islands (0.7%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	400,000	431,601
Ser. A-1, 5s, 10/1/39	Baa2	600,000	601,716
Ser. A, 5s, 10/1/25	Baa2	450,000	473,270
			1,506,587

TOTAL INVESTMENTS

Total investments (cost $213,550,183)(b)			$224,614,062

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2010 through August 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $229,658,116.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $213,550,183, resulting in gross unrealized appreciation and depreciation of $14,631,123 and $3,567,244, respectively, or net unrealized appreciation of $11,063,879.

(NON) Non-income-producing security.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represents the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represents the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Local Government	16.7%
Healthcare	16.2
Prerefunded	14.6
Education	14.2
Utilities	11.7

The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

AGM	13.9%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$224,614,062	$--

Totals by level	$--	$224,614,062	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: October 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 29, 2010